Treasury Shares - Changes in Treasury Shares (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Number of shares, Beginning	7,185,703	7,187,231
Number of shares, Disposal of treasury shares	(114,509)	(1,528)
Number of shares, Ending	7,071,194	7,185,703	7,187,231
Amount, Beginning	₩ 1,532,728
Amount, Disposal of treasury shares	(37,001)	₩ (459)	₩ (540)
Amount, Ending	₩ 1,508,303	₩ 1,532,728
Treasury shares [member]
Number of shares, Beginning	7,185,703	7,187,231
Number of shares, Disposal of treasury shares	(114,509)	(1,528)
Number of shares, Ending	7,071,194	7,185,703	7,187,231
Amount, Beginning	₩ 1,532,728	₩ 1,533,054
Amount, Disposal of treasury shares	(24,425)	(326)	₩ (414)
Amount, Ending	₩ 1,508,303	₩ 1,532,728	₩ 1,533,054